UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2010

                                                                      (Form N-Q)

48415-1110                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2010 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS (99.2%)

            CONSUMER DISCRETIONARY (15.0%)
            ------------------------------
            APPAREL RETAIL (0.7%)
   11,801   Ross Stores, Inc.                                               $        645
   15,945   Urban Outfitters, Inc. *                                                 501
                                                                            ------------
                                                                                   1,146
                                                                            ------------
            AUTOMOTIVE RETAIL (0.4%)
   13,176   O'Reilly Automotive, Inc. *                                              701
                                                                            ------------
            CABLE & SATELLITE (3.5%)
  138,832   Comcast Corp. "A"                                                      2,510
   60,495   DIRECTV "A" *                                                          2,518
   20,514   DISH Network Corp. "A"                                                   393
   32,344   Virgin Media, Inc.                                                       745
                                                                            ------------
                                                                                   6,166
                                                                            ------------
            CASINOS & GAMING (0.6%)
   12,851   Wynn Resorts Ltd.                                                      1,115
                                                                            ------------
            CATALOG RETAIL (0.4%)
   52,298   Liberty Media Corp. - Interactive "A" *                                  717
                                                                            ------------
            CONSUMER ELECTRONICS (0.3%)
   17,391   Garmin Ltd.                                                              528
                                                                            ------------
            DEPARTMENT STORES (0.5%)
   11,125   Sears Holdings Corp. *                                                   803
                                                                            ------------
            EDUCATION SERVICES (0.4%)
   14,343   Apollo Group, Inc. "A" *                                                 736
                                                                            ------------
            HOMEFURNISHING RETAIL (0.8%)
   33,889   Bed Bath & Beyond, Inc. *                                              1,471
                                                                            ------------
            INTERNET RETAIL (3.9%)
   28,441   Amazon.com, Inc. *                                                     4,467
   26,638   Expedia, Inc.                                                            752
    4,890   Priceline.com, Inc. *                                                  1,703
                                                                            ------------
                                                                                   6,922
                                                                            ------------
            LEISURE PRODUCTS (0.5%)
   39,529   Mattel, Inc.                                                             927
                                                                            ------------
            MOVIES & ENTERTAINMENT (1.0%)
  136,623   News Corp. "A"                                                         1,784
                                                                            ------------
            RESTAURANTS (1.4%)
   98,628   Starbucks Corp.                                                        2,523
                                                                            ------------
            SPECIALTY STORES (0.6%)
   47,023   Staples, Inc.                                                            984
                                                                            ------------
            Total Consumer Discretionary                                          26,523
                                                                            ------------

================================================================================

1 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            CONSUMER STAPLES (0.8%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   22,106   Costco Wholesale Corp.                                          $      1,426
                                                                            ------------
            HEALTH CARE (14.0%)
            -------------------
            BIOTECHNOLOGY (7.0%)
   42,704   Amgen, Inc. *                                                          2,353
   25,229   Biogen Idec, Inc. *                                                    1,416
   43,547   Celgene Corp. *                                                        2,509
    6,982   Cephalon, Inc. *                                                         436
   30,628   Genzyme Corp. *                                                        2,168
   79,149   Gilead Sciences, Inc. *                                                2,818
   20,215   Vertex Pharmaceuticals, Inc. *                                           699
                                                                            ------------
                                                                                  12,399
                                                                            ------------
            HEALTH CARE DISTRIBUTORS (0.5%)
    8,674   Henry Schein, Inc. *                                                     508
   11,297   Patterson Companies, Inc.                                                324
                                                                            ------------
                                                                                     832
                                                                            ------------
            HEALTH CARE EQUIPMENT (0.8%)
   25,948   Hologic, Inc. *                                                          415
   3,752    Intuitive Surgical, Inc. *                                             1,065
                                                                            ------------
                                                                                   1,480
                                                                            ------------
            HEALTH CARE SERVICES (1.3%)
   46,401   Express Scripts, Inc. *                                                2,260
                                                                            ------------
            HEALTH CARE SUPPLIES (0.3%)
   13,234   DENTSPLY International, Inc.                                             423
                                                                            ------------
            HEALTH CARE TECHNOLOGY (0.4%)
   7,822    Cerner Corp. *                                                           657
                                                                            ------------
            LIFE SCIENCES TOOLS & SERVICES (1.0%)
   11,608   Illumina, Inc. *                                                         571
   17,689   Life Technologies Corp. *                                                826
   22,408   Qiagen NV *                                                              397
                                                                            ------------
                                                                                   1,794
                                                                            ------------
            PHARMACEUTICALS (2.7%)
   29,917   Mylan, Inc. *                                                            563
   70,170   Teva Pharmaceutical Industries Ltd. ADR                                3,701
   23,953   Warner Chilcott plc "A"                                                  538
                                                                            ------------
                                                                                   4,802
                                                                            ------------
            Total Health Care                                                     24,647
                                                                            ------------
            INDUSTRIALS (4.0%)
            ------------------
            AIR FREIGHT & LOGISTICS (1.1%)
   15,643   C.H. Robinson Worldwide, Inc.                                          1,094
   19,900   Expeditors International of Washington, Inc.                             920
                                                                            ------------
                                                                                   2,014
                                                                            ------------
            CONSTRUCTION & ENGINEERING (0.2%)
   12,764   Foster Wheeler AG *                                                      312
                                                                            ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
    9,649   Joy Global, Inc.                                                         678
   39,038   PACCAR, Inc.                                                           1,880
                                                                            ------------
                                                                                   2,558
                                                                            ------------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.3%)
   17,483   Cintas Corp.                                                    $        482
                                                                            ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,530   Stericycle, Inc. *                                                       593
                                                                            ------------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   13,431   Fastenal Co.                                                             714
                                                                            ------------
            TRUCKING (0.2%)
   11,892   JB Hunt Transport Services, Inc.                                         413
                                                                            ------------
            Total Industrials                                                      7,086
                                                                            ------------
            INFORMATION TECHNOLOGY (63.1%)
            ------------------------------
            APPLICATION SOFTWARE (2.9%)
   49,330   Adobe Systems, Inc. *                                                  1,290
   22,760   Autodesk, Inc. *                                                         728
   21,211   Citrix Systems, Inc. *                                                 1,447
   37,801   Intuit, Inc. *                                                         1,656
                                                                            ------------
                                                                                   5,121
                                                                            ------------
            COMMUNICATIONS EQUIPMENT (8.6%)
  195,458   Cisco Systems, Inc. *                                                  4,280
  185,387   QUALCOMM, Inc. (a)                                                     8,365
   50,603   Research In Motion Ltd. *                                              2,464
                                                                            ------------
                                                                                  15,109
                                                                            ------------
            COMPUTER HARDWARE (20.2%)
  121,977   Apple, Inc. (a) *                                                     34,611
   68,752   Dell, Inc. *                                                             891
                                                                            ------------
                                                                                  35,502
                                                                            ------------
            COMPUTER STORAGE & PERIPHERALS (2.0%)
   16,444   Logitech International S.A. *                                            286
   35,752   NetApp, Inc. *                                                         1,780
   22,743   SanDisk Corp. *                                                          834
   45,314   Seagate Technology plc *                                                 534
                                                                            ------------
                                                                                   3,434
                                                                            ------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   33,364   Automatic Data Processing, Inc.                                        1,402
   18,035   Fiserv, Inc. *                                                           971
   32,709   Paychex, Inc.                                                            899
                                                                            ------------
                                                                                   3,272
                                                                            ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   15,721   FLIR Systems, Inc. *                                                     404
                                                                            ------------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
   82,126   Flextronics International Ltd. *                                         496
                                                                            ------------
            HOME ENTERTAINMENT SOFTWARE (0.9%)
  104,949   Activision Blizzard, Inc.                                              1,136
   31,715   Electronic Arts, Inc. *                                                  521
                                                                            ------------
                                                                                   1,657
                                                                            ------------
            INTERNET SOFTWARE & SERVICES (7.9%)
   26,239   Baidu, Inc. ADR *                                                      2,693
   93,811   eBay, Inc. *                                                           2,289
   14,346   Google, Inc. "A" *                                                     7,543
   15,823   VeriSign, Inc. *                                                         502
   62,275   Yahoo!, Inc. *                                                           882
                                                                            ------------
                                                                                  13,909
                                                                            ------------

================================================================================

3 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (1.4%)
   28,018   Cognizant Technology Solutions Corp. "A" *                      $      1,806
   10,427   Infosys Technologies Ltd. ADR                                            702
                                                                            ------------
                                                                                   2,508
                                                                            ------------
            SEMICONDUCTOR EQUIPMENT (1.1%)
   66,774   Applied Materials, Inc.                                                  780
   19,580   KLA-Tencor Corp.                                                         690
   12,359   Lam Research Corp. *                                                     517
                                                                            ------------
                                                                                   1,987
                                                                            ------------
            SEMICONDUCTORS (6.6%)
   41,344   Altera Corp.                                                           1,247
   39,237   Broadcom Corp. "A"                                                     1,389
    7,148   First Solar, Inc. *                                                    1,053
  186,805   Intel Corp.                                                            3,592
   28,616   Linear Technology Corp.                                                  879
   59,563   Marvell Technology Group Ltd. *                                        1,043
   28,120   Maxim Integrated Products, Inc.                                          521
   14,682   Microchip Technology, Inc.                                               462
   53,634   NVIDIA Corp. *                                                           626
   32,996   Xilinx, Inc.                                                             878
                                                                            ------------
                                                                                  11,690
                                                                            ------------
            SYSTEMS SOFTWARE (9.1%)
   19,965   BMC Software, Inc. *                                                     808
   47,274   CA, Inc.                                                                 998
   19,537   Check Point Software Technologies Ltd. *                                 721
  285,203   Microsoft Corp. (a)                                                    6,985
  200,732   Oracle Corp.                                                           5,390
   79,229   Symantec Corp. *                                                       1,202
                                                                            ------------
                                                                                  16,104
                                                                            ------------
            Total Information Technology                                         111,193
                                                                            ------------
            MATERIALS (0.4%)
            ----------------
            SPECIALTY CHEMICALS (0.4%)
   11,203   Sigma-Aldrich Corp.                                                      676
                                                                            ------------
            TELECOMMUNICATION SERVICES (1.9%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.9%)
   10,048   Millicom International Cellular S.A.                                     964
   15,582   NII Holdings, Inc. "B" *                                                 640
   67,651   Vodafone Group plc                                                     1,679
                                                                            ------------
                                                                                   3,283
                                                                            ------------
            Total Telecommunication Services                                       3,283
                                                                            ------------
            Total Common Stocks (cost: $128,424)                                 174,834
                                                                            ------------

PRINCIPAL                                                                         MARKET
AMOUNT                                                                             VALUE
(000)       SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.9%)

            U.S. TREASURY BILLS (0.2%)
$     365   0.21%, 11/18/2010(b),(c)                                                 365
                                                                            ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                                                                VALUE
(000)       SECURITY                                                                                  (000)
-----------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.7%)
$   1,142   State Street Bank & Trust Co., 0.00%, acquired on 9/30/2010 and due 10/01/2010 at $1,142 (collateralized by $1,100 of U.S. Treasury, 0.92% (b), due
                  4/30/2015; market value $1,178)                                              $      1,142
                                                                                               ------------
            Total Money Market Instruments
            (cost: $1,507)                                                                            1,507
                                                                                               ------------

            TOTAL INVESTMENTS (COST: $129,931)                                                 $    176,341
                                                                                               ============

  NUMBER OF                                                                                    UNREALIZED
  CONTRACTS                                               EXPIRATION       CONTRACT           APPRECIATION
LONG/(SHORT)   SECURITY                                      DATE         VALUE (000)             (000)
-----------------------------------------------------------------------------------------------------------
               FUTURES (1.6%)
         37    Nasdaq-100 Mini Index                      12/17/2010           $1,477         $         101
                                                                               ------         -------------

               TOTAL FUTURES                                                   $1,477         $         101
                                                                               ======         =============

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------
                                     (LEVEL 1)
                                   QUOTED PRICES      (LEVEL 2)
                                     IN ACTIVE          OTHER           (LEVEL 3)
                                      MARKETS        SIGNIFICANT       SIGNIFICANT
                                   FOR IDENTICAL     OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS           INPUTS           INPUTS                 TOTAL
-----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                   $     174,834     $        --      $         --      $     174,834
MONEY MARKET INSTRUMENTS:
   U.S. TREASURY BILLS                        --             365                --                365
   REPURCHASE AGREEMENTS                      --           1,142                --              1,142
FUTURES*                                     101              --                --                101
-----------------------------------------------------------------------------------------------------
Total                              $     174,935     $     1,507      $         --      $     176,442
-----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period ended September 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred

================================================================================

5 |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================

6 |  USAA Nasdaq-100 Index Fund

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and U.S. Treasury bills valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

7 |  USAA Nasdaq-100 Index Fund

================================================================================

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of September 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $61,317,000 and $14,907,000 respectively, resulting in net unrealized appreciation of $46,410,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $176,220,000 at September 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.5% of net assets at September 30, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2010.
(b) Rate represents an annualized yield at time of purchase, not coupon rate.
(c) Securities with a value of $365,000 are segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.